Leases -Summary of Maturity Analysis of The Minimum Lease Payments Receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Capital Leases of Lessor [Abstract]
Within 1 year	¥ 187,889
Between 1 and 2 years	175,751
Between 2 and 3 years	136,464
Between 3 and 4 years	75,768
Between 4 and 5 years	51,172
Above 5 years	1,253
Total lease payments	628,297
Less: Unrealized finance income	(70,474)
Net investment in the lease	557,823
Less: Allowance for finance lease receivables	(4,287)
Total	¥ 553,536	¥ 155,801